Schedule of Bank Loans (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Line of Credit Facility [Line Items]
Total Bank Loan	$ 634,266	$ 483,206
Less: non-current portion	(351,080)	(411,901)
Amounts classified as current liabilities	283,186	71,305
March 30, 2020 [Member]
Line of Credit Facility [Line Items]
Total Bank Loan	$ 222,979
Date of banking facility	Mar. 30, 2020
Nature of banking facility	Revolving bank overdraft
Amount of banking facility	$ 2,000,000
April 27, 2020 [Member]
Line of Credit Facility [Line Items]
Total Bank Loan	$ 219,966	262,932
Date of banking facility	Apr. 27, 2020
Nature of banking facility	Non-revolving term loan under SME Financing Guarantee
Amount of banking facility	$ 3,550,000
October 10, 2020 [Member]
Line of Credit Facility [Line Items]
Total Bank Loan	$ 108,953	126,660
Date of banking facility	Oct. 10, 2020
Nature of banking facility	SME Term Loan
Amount of banking facility	$ 1,450,000
June 28, 2021 [Member]
Line of Credit Facility [Line Items]
Total Bank Loan	$ 82,368	$ 93,614
Date of banking facility	Jun. 28, 2021
Nature of banking facility	SME Term Loan
Amount of banking facility	$ 1,000,000